INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 85	$ 471	$ 3
Trade receivables	21	0	0
Other receivables	52	20	4
Inventory	66	74	0
Total current assets	224	565	7
NON-CURRENT ASSETS:
Property and equipment, net	54	37	1
Operating lease right-of-use assets	42	55	0
Intangible assets, net	36	32	0
Total long-term assets	132	124	1
TOTAL ASSETS	356	689	8
CURRENT LIABILITIES:
Short-term credit	85	97	0
Trade account payables	358	42	9
Short-term operating lease liabilities	18	19	0
Other account payables	257	102	2
Total current liabilities	718	260	11
NON-CURRENT LIABILITIES:
Long-term loans from a major stockholder	233	239	62
Long-term operating lease liabilities	20	38	0
Other liabilities	35	32	0
Total long-term liabilities	288	309	62
Total Liabilities	1,006	569	73
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Common stock, $0.01 par value - authorized: 150,000,000 and 51,000,000; issued and outstanding: 26,109,483 as of December 2020; 111,125,405 as of September 30, 2022 and 31,549,132 as of December 31, 2021	1,111	315	261
Capital reserve from transaction with a major stockholder	31	15	2
Share based compensation	58	0
Additional paid in capital	0	186	(261)
Accumulated deficit	(1,850)	(397)	(68)
Total stockholders’ deficiency	(650)	120	(65)
Total liabilities and stockholders’ equity (deficiency)	356	689	8
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Convertible preferred stock, value	0	0
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Convertible preferred stock, value	0	0
Series D Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIENCY):
Convertible preferred stock, value	$ 0	$ 1	$ 1